CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	375,000,000	375,000,000	375,000,000
Common stock, issued	19,254,846	19,170,846	18,870,346
Common stock, outstanding	19,254,846